SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of net change in non-cash operating working capital

($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015
Accounts receivable	$(66,860)	$16,982	$37,064
Other current assets	(154)	2,154	(2,634)
Accounts payable	31,982	(4,061)	(47,260)
	$(35,032)	$15,075	$(12,830)

Schedule of changes in other non-cash working capital

($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015
Non-cash financing activities(1)	$16	$(3,791)	$(12,320)
Non-cash investing activities(2)	$1,523	$(49,472)	$(47,586)

Schedule of supplementary cash flow information

($ thousands)	December 31, 2017	December 31, 2016	December 31, 2015
Income taxes paid/(received)	$2,640	$(21,244)	$(22,274)
Interest paid	$38,149	$48,545	$65,498